Form N-1A Cover	Jan. 31, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	ALLSPRING FUNDS TRUST
Entity Central Index Key	0001081400
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Prospectus Date	Jul. 01, 2026